Net Loss Per Share	6 Months Ended
Jun. 30, 2026
Net Loss Per Share [Abstract]
NET LOSS PER SHARE
11 –	NET LOSS PER SHARE

Basic and diluted earnings (loss) per share are computed by dividing net income (loss) by the weighted-average number of shares of common shares outstanding for the period. For the six months ended June 2025, the two-class method, which is an earnings allocation method that determines earnings (loss) per share for common shares and participating securities. The participating securities consist of the Company’s Preference Shareholders by the weighted-average number of shares of Seed Preference, Seed Plus Preference and Series A Preference. The undistributed earnings are allocated between common shares and participating securities as if all earnings had been distributed during the period. In periods of loss, no allocation is made to the Preference shares and diluted net loss per share is the same as basic net loss per share because common stock equivalents are excluded as their inclusion would be antidilutive. The number of shares during this period has been recasted to take into account the retroactive application of the Business Combination as disclosed in Note 3 – Business Combination.

The Company calculated net income/(loss) per share using the treasury stock method. The table below sets forth the computation of basic and diluted net income/(loss) per share for the period presented below.

	Three Months Ended June 30,		Six Months Ended June 30,
(In US$, except share amount and per share data)	2026	2025	2026	2025
Net loss	$(115,227,348)	$(2,902,313)	$(118,786,726)	$(7,725,194)
Basic and diluted weighted average ordinary shares outstanding, as recast	52,367,347	39,015,950	46,630,787	39,015,950
Net (loss) income per ordinary share, basic and diluted, as recast	$(2.20)	$(0.07)	$(2.55)	$(0.20)

The following outstanding balances of common share equivalent securities have been excluded from the calculation of diluted weighted average common shares outstanding and diluted net loss per share for the three- and six- months ended June 30, 2026 and 2025 because the effect of including them would have been antidilutive.

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Employee stock options outstanding	6,341,712	4,444,220	6,341,712	4,444,220
Unvested restricted stock units	474,784	-	474,784	-
Company warrants outstanding	3,650,214	-	3,650,214	-